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                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 Park Avenue
                              New York, NY 10166

                             EQUITY ADVANTAGE VUL
                                     UL II
                                EQUITY OPTIONS

                      SUPPLEMENT DATED DECEMBER 30, 2004
                                      TO
                PROSPECTUSES AND SUPPLEMENTS DATED MAY 1, 2004

   This supplement updates certain information contained in the prospectuses and prospectus supplements for each of the above-referenced variable life insurance policies. You should read and retain this supplement.

The Designated Office information set forth in SENDING COMMUNICATIONS AND PAYMENTS TO US is modified as follows:

      Surrenders, Withdrawals, Loans,               MetLife
      Investment Division Transfers,                P.O. Box 543
      Premium Reallocations                         Warwick, RI 02887-0543

      Death Claims                                  MetLife
                                                    P.O. Box 353
                                                    Warwick, RI 02887-0353